NUVEEN MUNICIPAL BOND FUNDS

NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND

SUPPLEMENT DATED

APRIL 29, 2010

TO THE PROSPECTUS DATED JUNE 30, 2009

AS SUPPLEMENTED SEPTEMBER 16, 2009 AND APRIL 1, 2010

On page 11, replace the second and third sentences under “Principal Investment Strategies” with the following:

Under normal circumstances, the fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. In addition, under normal circumstances, the municipal securities in which the fund invests will be, at the time of purchase, (i) rated BBB/Baa or better by an NRSRO or covered by insurance from insurers with a claims-paying ability rated BBB/Baa or better by an NRSRO; (ii) unrated, but judged to be of comparable quality by the fund’s investment adviser; or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. government agency securities to ensure timely payment of principal and interest.

Beginning on page 16, replace the first paragraph under “Credit Quality” with the following:

Under normal circumstances, the California Insured Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. In addition, under normal circumstances, the municipal securities in which the fund invests will be, at the time of purchase, (i) rated BBB/Baa or better by an NRSRO or covered by insurance from insurers with a claims-paying ability rated BBB/Baa or better by an NRSRO; (ii) unrated, but judged to be of comparable quality by the fund’s investment adviser; or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. government agency securities to ensure timely payment of principal and interest.

On page 18, replace the second and third sentences in the first paragraph under “Insurance” with the following sentence:

Under normal circumstances, the California Insured Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon.

On page 18, replace the second paragraph under “Insurance” with the following sentence:

NAM may obtain master policies from insurers that specialize in insuring municipal bonds.

In addition, the last paragraph of that section is hereby deleted.

PLEASE KEEP THIS WITH YOUR FUND’S

PROSPECTUS FOR FUTURE REFERENCE

MGN-CINS2-0410P

NUVEEN MUNICIPAL BOND FUNDS

NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND

SUPPLEMENT DATED

APRIL 29, 2010

TO THE PROSPECTUS DATED JUNE 30, 2009

AS SUPPLEMENTED SEPTEMBER 16, 2009 AND APRIL 1, 2010

On page 7, replace the second and third sentences under “Principal Investment Strategies” with the following:

Under normal circumstances, the fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. In addition, under normal circumstances, the municipal securities in which the fund invests will be, at the time of purchase, (i) rated BBB/Baa or better by an NRSRO or covered by insurance from insurers with a claims-paying ability rated BBB/Baa or better by an NRSRO; (ii) unrated, but judged to be of comparable quality by the fund’s investment adviser; or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. government agency securities to ensure timely payment of principal and interest.

On page 12, replace the first paragraph under “Credit Quality” with the following:

Under normal circumstances, the Massachusetts Insured Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. In addition, under normal circumstances, the municipal securities in which the fund invests will be, at the time of purchase, (i) rated BBB/Baa or better by an NRSRO or covered by insurance from insurers with a claims-paying ability rated BBB/Baa or better by an NRSRO; (ii) unrated, but judged to be of comparable quality by the fund’s investment adviser; or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. government agency securities to ensure timely payment of principal and interest.

On page 13, replace the second and third sentences in the first paragraph under “Insurance” with the following sentence:

Under normal circumstances, the Massachusetts Insured Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. For purposes of the 80% test, insurers must have a claims-paying ability rated BBB/Baa or better by an NRSRO at the time of purchase.

On page 13, replace the second paragraph under “Insurance” with the following sentence:

NAM may obtain master policies from insurers that specialize in insuring municipal bonds.

In addition, the last paragraph of that section is hereby deleted.

PLEASE KEEP THIS WITH YOUR FUND’S

PROSPECTUS FOR FUTURE REFERENCE

MGN-MINS2-0410P

NUVEEN MUNICIPAL BOND FUNDS

NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND

SUPPLEMENT DATED

APRIL 29, 2010

TO THE PROSPECTUS DATED JUNE 30, 2009

AS SUPPLEMENTED SEPTEMBER 16, 2009 AND APRIL 1, 2010

On page 15, replace the second and third sentences under “Principal Investment Strategies” with the following:

Under normal circumstances, the fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. In addition, under normal circumstances, the municipal securities in which the fund invests will be, at the time of purchase, (i) rated BBB/Baa or better by an NRSRO or covered by insurance from insurers with a claims-paying ability rated BBB/Baa or better by an NRSRO; (ii) unrated, but judged to be of comparable quality by the fund’s investment adviser; or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. government agency securities to ensure timely payment of principal and interest.

On page 20, replace the first paragraph under “Credit Quality” with the following:

Under normal circumstances, the New York Insured Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. In addition, under normal circumstances, the municipal securities in which the fund invests will be, at the time of purchase, (i) rated BBB/Baa or better by an NRSRO or covered by insurance from insurers with a claims-paying ability rated BBB/Baa or better by an NRSRO; (ii) unrated, but judged to be of comparable quality by the fund’s investment adviser; or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. government agency securities to ensure timely payment of principal and interest.

On page 21, replace the second and third sentences in the first paragraph under “Insurance” with the following sentence:

Under normal circumstances, the New York Insured Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon.

On page 21, replace the second paragraph under “Insurance” with the following sentence:

NAM may obtain master policies from insurers that specialize in insuring municipal bonds.

In addition, the last paragraph of that section is hereby deleted.

PLEASE KEEP THIS WITH YOUR FUND’S

PROSPECTUS FOR FUTURE REFERENCE

MGN-NINS2-0410P

NUVEEN MULTISTATE TRUST II

NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND

NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND

SUPPLEMENT DATED APRIL 29, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2009,

AS SUPPLEMENTED SEPTEMBER 16, 2009, OCTOBER 31, 2009,

APRIL 1, 2010 AND APRIL 28, 2010

Beginning on page S-4, replace the fourth paragraph under “Portfolio Securities” with the following:

The investment assets of California Insured Municipal Bond Fund, Massachusetts Insured Municipal Bond Fund, and New York Insured Municipal Bond Fund will consist of (1) Municipal Obligations that are covered by insurance guaranteeing the timely payment of principal and interest thereon (at least 80%), (2) Municipal Obligations, at the time of purchase, (i) rated BBB/Baa or better by an NRSRO or covered by insurance from insurers with a claims-paying ability rated BBB/Baa or better by an NRSRO, (ii) unrated, but judged to be of comparable quality by NAM, or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. government agency securities to ensure timely payment of principal and interest, and (3) temporary investments, the income from which may be subject to state income tax or to both federal and state income taxes.

On page S-6, replace the first two paragraphs under “Insurance” with the following:

Each insured Municipal Obligation held by the Nuveen California Insured Municipal Bond Fund, the Nuveen Massachusetts Insured Municipal Bond Fund, and the Nuveen New York Insured Municipal Bond Fund (the “Insured Funds”) will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance (“Original Issue Insurance”), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance (“Secondary Market Insurance”), or (3) covered by a master municipal insurance policy purchased by the Funds (“Portfolio Insurance”). The Insured Funds do not currently maintain a policy of Portfolio Insurance. The Insured Funds may in the future obtain policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Insured Funds may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating by virtue of the claims-paying ability of the insurer. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature. While in the portfolio of a Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

A Fund will not be required to dispose of securities in the event Moody’s, S&P or Fitch, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody’s, S&P or Fitch should downgrade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody’s, S&P or Fitch continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time a Fund purchases securities.

On page S-8, replace the second paragraph under “Insurance – Portfolio Insurance” with the following:

If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that an Insured Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

PLEASE KEEP THIS WITH YOUR FUND’S

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MGN-SMS2-0410P